Note 4 - Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
Note
4.
Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments with a maturity of three
months or less when purchased to be cash equivalents for purposes of the Consolidated Balance Sheets. Avalon maintains its cash balances in various financial institutions. These balances may,
at times, exceed federal insured limits. Avalon has
not
experienced any losses in such accounts and believes it is
not
exposed to any significant credit risk relating to its cash and cash equivalents.

Cash and cash equivalents that are restricted as to withdrawal or use under the terms of certain contractual agreements are recorded in restricted cash on the Consolidated Balance Sheets. Restricted cash consists of loan proceeds deposited into a project fund account to fund costs associated with the renovation and expansion of The Avalon Inn in accordance with the provisions of the loan and security agreement (See Note
9
).

In the
first
quarter of
2018,
in accordance with our Term Loan Agreement, the Company withdrew
$1.5
million from the restricted cash account for reimbursement for capital expenditures incurred in
2017
related to The Avalon Inn funded with operating cash. The Company utilized approximately
$1.3
million of those proceeds to fund the acquisition of The Boardman Tennis Center facility (See Note
19
).

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the Consolidated Balance Sheets that sum to the total of the same such amounts shown in the Consolidated Statements of Cash Flows. Cash, cash equivalents and restricted cash consist of the following at
December 31, 2018
and
2017
(in thousands):

	2018	2017
Cash and cash equivalents	$1,406	$1,025
Restricted cash	502	2,826
Cash, cash equivalents and restricted cash	$1,908	$3,851